LEASES (Tables)	12 Months Ended
Dec. 26, 2015
Leases [Abstract]
Future Minimum Lease Payments
Future minimum payments under non-cancelable operating leases on December 26, 2015 are as follows (in thousands):

Operating Leases
2016	$6,008
2017	4,295
2018	3,250
2019	1,952
2020	1,068
Thereafter	42
Total minimum lease payments	$16,615